Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Galmed Pharmaceuticals Ltd.
Entity Central Index Key	0001595353
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Current Fiscal Year End Date	--12-31
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	GLMD
Entity Common Stock, Shares Outstanding	21,139,385
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Shell Company	false
Entity Emerging Growth Company	false